Discontinued Operations (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 14, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operations (Details) [Line Items]
Cash used in operating activities				$ 17,800	$ 10,000
Cash used in investing activities				500	400
Cash used in financing activities				23,300	$ 20,400
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] | Enterprise Apps Business [Member]
Discontinued Operations (Details) [Line Items]
Net assets	$ 24,200			$ 24,200
Additional paid in capital	$ 1,200
Cash used in operating activities		$ 800	$ 3,000
Cash used in investing activities		$ 100	$ 40